Property, Plant and Equipment (Narrative) (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) MW	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2021 USD ($)
Property Plant And Equipment [Line Items]
Impairment of assets and other charges		$ 2,062	$ 194	$ 2,104
Dominion Energy
Property Plant And Equipment [Line Items]
Impairment of assets and other charges		1,500		665
Asset impairment charges after tax		1,100		293
Property, plant and equipment, intangible assets and right-of-use lease assets down to estimated fair value		665
Impairment of assets and other charges attributable to noncontrolling interest				267
Property, plant and equipment down to estimated fair value				$ 1,400
Terra Nova Renewable Partners | Nonregulated Solar Projects | S B L Holdco L L C
Property Plant And Equipment [Line Items]
Percentage of controlling interest					67.00%
Disposal group, total value of consideration					$ 456
Gain (loss) on held for sale	$ 19
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain Loss On Disposition Of Assets
Gain (loss) on held for sale, after tax	$ 15
Clearway Energy Inc | Four Brothers And Three Cedars
Property Plant And Equipment [Line Items]
Percentage of controlling interest					50.00%
Disposal group, total value of consideration					$ 335
Gain (loss) on held for sale	$ 229
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain Loss On Disposition Of Assets
Gain (loss) on held for sale, after tax	$ 176
Virginia Electric and Power Company | Virginia Regulation
Property Plant And Equipment [Line Items]
Impairment of assets and other charges			$ 318
Acquisition of Solar Project at Schools in Virginia
Property Plant And Equipment [Line Items]
Anticipated projected cost		$ 39
Aggregate generation capacity | MW		17
Project cost		$ 48
Aggregate generation capacity of service solar facilities | MW		23
Utility Property
Property Plant And Equipment [Line Items]
Sale of utility property		$ 20
Gain on sale of asset		20
Gain on sale of asset after tax		$ 15